Warrants - Schedule of Outstanding Warrants (Details) - $ / shares	Mar. 31, 2025	Dec. 31, 2024
Schedule of Outstanding Warrants [Line Items[
Number of Warrants	170,274
Weighted Average Exercise Price	$ 663.6
Weighted Average Remaining Contractual Life (in years)	4 years 21 days
Public Warrants [Member]
Schedule of Outstanding Warrants [Line Items[
Number of Warrants	4,596
Weighted Average Exercise Price	$ 23,000
Weighted Average Remaining Contractual Life (in years)	3 years 10 months 17 days	30 days
February 2024 Series A Common Warrants [Member]
Schedule of Outstanding Warrants [Line Items[
Number of Warrants	306
Weighted Average Exercise Price	$ 2,780
Weighted Average Remaining Contractual Life (in years)	2 years 4 months 13 days
September 2024 Series C Common Warrants [Member]
Schedule of Outstanding Warrants [Line Items[
Number of Warrants	4,088
Weighted Average Exercise Price	$ 0.8
Weighted Average Remaining Contractual Life (in years)	2 years 11 months 15 days
December 2024 Common Warrants [Member]
Schedule of Outstanding Warrants [Line Items[
Number of Warrants	4,203
Weighted Average Exercise Price	$ 112.2
Weighted Average Remaining Contractual Life (in years)	3 years 2 months 23 days
January 2025 Warrants [Member]
Schedule of Outstanding Warrants [Line Items[
Number of Warrants	8,193
Weighted Average Exercise Price	$ 116.4
Weighted Average Remaining Contractual Life (in years)	3 years 3 months 7 days
February 2025 Pre-funded Warrants [Member]
Schedule of Outstanding Warrants [Line Items[
Number of Warrants	21,337
Weighted Average Exercise Price	$ 0.002
Weighted Average Remaining Contractual Life (in years)
February 2025 Common Warrants [Member]
Schedule of Outstanding Warrants [Line Items[
Number of Warrants	127,551
Weighted Average Exercise Price	$ 39.2
Weighted Average Remaining Contractual Life (in years)	4 years 10 months 9 days